Direct Costs	12 Months Ended
Dec. 31, 2023
Direct Costs [Abstract]
Direct Costs
7	Direct Costs

	2023	2022

Depreciation on property, plant and equipment	12,656,056	12,615,658
Employees' costs	4,528,323	4,232,980
Reimbursable port charges (Note 6)	2,027,106	2,039,396
Maintenance charges	1,635,693	2,741,780
Spare parts and consumables used	1,140,063	1,460,979
Insurance charges	1,050,188	955,977
Others	717,627	644,672
	23,755,056	24,691,442